Summary of accounting policies - Additional information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)
Accounting Policy [Line Items]
Number of business segments	3
Net receivables arising from unsettled securities transactions	¥ 82,672	¥ 161,651
Depreciation and amortization charges of both owned and capital lease assets	70,928	79,394	¥ 78,882
Investments in equity securities	146,730	137,970
Listed equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	107,800	99,203
Unlisted equity [Member]
Accounting Policy [Line Items]
Investments in equity securities	38,930	38,767
Information processing and communications [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets	56,186	61,906	59,153
Occupancy and related depreciation [Member]
Accounting Policy [Line Items]
Depreciation and amortization charges of both owned and capital lease assets	¥ 14,742	¥ 17,488	¥ 19,729
Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	20.00%
Maximum [Member]
Accounting Policy [Line Items]
Ownership percentage	50.00%
Limited partnership [Member] | Minimum [Member]
Accounting Policy [Line Items]
Ownership percentage	3.00%